Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following.

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Machinery and equipment	15,711	14,554
Buildings and leasehold improvements	218	224
Office equipment and furniture	2,446	2,421
Computer equipment and licenses	1,220	698
Total property, plant and equipment, gross	19,595	17,897

Accumulated depreciation for:
Machinery and equipment	(11,599)	(11,284)
Buildings and leasehold improvements	(27)	(13)
Office equipment and furniture	(2,351)	(2,334)
Computer equipment and licenses	(604)	(496)
Total accumulated depreciation	(14,581)	(14,127)
Total property, plant and equipment, net	5,014	3,770
Depreciation charge for the 6 months ended June 30,	436	315